Cover Page	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	TOYOTA MOTOR CORP/
Entity Central Index Key	0001094517
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	13,474,172,027
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Entity File Number	001-14948
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	1 Toyota-cho
Entity Address, City or Town	Toyota City
Entity Address, Country	JP
Entity Address, Postal Zip Code	471-8571
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Japan LLC
Auditor Firm ID	2743
Auditor Location	Nagoya, Japan
Document Financial Statement Error Correction [Flag]	false
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	TM
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Security Exchange Name	NONE
No Trading Symbol Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Toyota-cho
Entity Address, City or Town	Toyota City
Entity Address, Country	JP
Entity Address, Postal Zip Code	471-8571
City Area Code	565
Local Phone Number	28-2121
Contact Personnel Name	Yoshihide Moriyama